Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 413,000
Unrecognized Tax Benefits	¥ 6,999
Statutory tax rate	30.62%	30.62%
Effective tax rate	29.42%	30.18%